Parent Only Information	12 Months Ended
Dec. 31, 2024
Parent Only Information [Abstract]
PARENT ONLY INFORMATION

24. PARENT ONLY INFORMATION

Basis of presentation

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries and VIEs.

Investments in subsidiaries and VIEs

The Parent Company and its subsidiaries, VIEs and VIEs’ subsidiaries were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the Parent Company’s stand-alone financial statements, its investments in subsidiaries, VIEs and VIEs’ subsidiaries were reported using the equity method of accounting. The Parent Company’s share of loss from its subsidiaries, VIEs and VIEs’ subsidiaries were reported as share of loss of subsidiaries, VIEs and VIEs’ subsidiaries in the accompanying Parent Company financial statements. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to RMB nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of Parent Company Information, preparation the Parent Company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries, VIEs and VIEs’ subsidiaries regardless of the carrying value of the investment even though the Parent Company is not obligated to provide continuing support or fund losses.

The following represents condensed unconsolidated financial information of Ucommune International Ltd.

Condensed Balance Sheets:

	As of December 31,
	2023	2024
	RMB	RMB	USD
			(Note 2h)
ASSETS
Current assets
Cash and cash equivalents	1,034	7,371	1,010
Amount due from inter-company	439,313	449,238	61,545
Other current assets	69,728	61,492	8,424
Non-current assets
Investment in subsidiaries	—	—	—
TOTAL ASSETS	510,075	518,101	70,979

LIABILITIES AND EQUITY
Current liabilities
Investment deficit in subsidiaries and consolidated VIEs	396,106	368,806	50,526
Other current liabilities	46,617	47,819	6,551
Total current liabilities	442,723	416,625	57,077

Non-current liabilities:
Other non-current liabilities	5,383	467	63
TOTAL LIABILITIES	448,106	417,092	57,140

EQUITY
Class A ordinary shares (20,000,000 and 20,000,000 authorized, 611,778 and 2,024,460 issued and outstanding as of December 31, 2023 and, 2024, with par value of US$0.024(i))	93	335	46
Class B ordinary shares (5,000,000 and 5,000,000 authorized, 39,387 and 119,387 issued and outstanding as of December 31, 2023 and, 2024, with par value of US$0.024(i))	6	20	3
Additional paid-in capital	4,573,515	4,676,706	640,706
Accumulated deficit	(4,534,399)	(4,606,239)	(631,052)
Accumulated other comprehensive loss	22,754	30,187	4,136
TOTAL EQUITY	61,969	101,009	13,839
TOTAL LIABILITIES AND EQUITY	510,075	518,101	70,979

(i)

The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.

Condensed Statements of Operations and Comprehensive Loss:

	For the Years Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
				(Note 2h)
(Loss)/Income from operations	(206)	8,747	484	65
Non-operating (loss)/income	—	(25,245)	2,222	304
(Loss)/Income from investment in subsidiaries	(291,468)	11,634	(71,957)	(9,858)
Net loss	(291,674)	(4,864)	(69,251)	(9,489)
Other comprehensive (loss)/income	(1,851)	(1,543)	7,433	1,019
Total Comprehensive loss	(293,525)	(6,407)	(61,818)	(8,470)

Condensed Statements of Cash Flows:

	For the Years Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
				(Note 2h)
Net cash (used in)/provided by operating activities	(18,223)	5,872	(11,633)	(1,594)
Net cash provided by investing activities	—	—	17,250	2,363
Net cash provided by/(used in) financing activities	17,684	(5,482)	782	107
Cash received from convertible bond	17,684	—	—	—
Redemption of convertible bond	—	(5,482)	—	—
Capital contribution from shareholders	—	—	1,705	234
Cash received from exercise of warrant	—	—	430	59
Loan repaid to related parties	—	—	(2,072)	(285)
Loan received from related parties	—	—	719	99
Effects of exchange rate changes	(87)	(14)	(62)	(8)
Net (decrease)/increase in cash and cash equivalents	(626)	376	6,337	868
Cash and cash equivalents at beginning of the year	1,284	658	1,034	142
Cash and cash equivalents at end of the year	658	1,034	7,371	1,010